FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying amount
Cash and balances at central banks	$ 223,329	$ 314,060
Amounts due from banks	18,903	21,146
Receivables from securities financing transactions measured at amortized cost	118,301	99,039
Cash collateral receivables on derivative instruments	43,959	50,082
Loans and advances to customers	579,967	639,669
Other financial assets measured at amortized cost	58,835	65,455
Not measured at fair value
Carrying amount
Cash and balances at central banks	223,300	314,100
Amounts due from banks	18,900	21,200
Receivables from securities financing transactions measured at amortized cost	118,300	99,000
Cash collateral receivables on derivative instruments	44,000	50,100
Loans and advances to customers	579,700	633,500
Other financial assets measured at amortized cost	57,000	63,900
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Cash and balances at central banks	223,300	314,000
Amounts due from banks	17,900	19,700
Receivables from securities financing transactions measured at amortized cost	115,100	93,600
Cash collateral receivables on derivative instruments	44,000	50,100
Loans and advances to customers	180,900	196,800
Other financial assets measured at amortized cost	10,100	13,200
Not measured at fair value | Level 1
Carrying amount
Cash and balances at central banks	0	0
Amounts due from banks	0	0
Receivables from securities financing transactions measured at amortized cost	0	0
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	0	0
Other financial assets measured at amortized cost	13,200	13,900
Not measured at fair value | Level 2
Carrying amount
Cash and balances at central banks	0	100
Amounts due from banks	800	1,200
Receivables from securities financing transactions measured at amortized cost	2,800	3,900
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	43,900	54,500
Other financial assets measured at amortized cost	31,000	33,900
Not measured at fair value | Level 3
Carrying amount
Cash and balances at central banks	0	0
Amounts due from banks	200	200
Receivables from securities financing transactions measured at amortized cost	400	1,500
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	354,900	382,200
Other financial assets measured at amortized cost	$ 2,800	$ 2,600